RESTRICTED CASH AND SHORT-TERM DEPOSITS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 19, 2017	Nov. 30, 2015	Jul. 31, 2013
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		$ 397,815,000	$ 416,028,000
Less: Amounts included in current restricted cash and short-term deposits		222,265,000	183,693,000
Long-term restricted cash		175,550,000	232,335,000
Minimum consolidated cash balances		50,000,000
Hilli
Restricted Cash and Cash Equivalents Items [Line Items]
Letter of credit available to project partner				$ 300,000,000.0	$ 400,000,000
Equity Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		58,351,000	70,016,000
Bank Guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		99,000	0
Bank Guarantee | Hilli
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	$ 280,000,000	174,737,000	231,947,000	$ 57,200,000	$ 305,000,000
Decrease in restricted cash	$ 25,000,000		48,100,000
Variable Interest Entity, Primary Beneficiary
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		130,063,000	70,021,000
Line of Credit
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		33,752,000	43,656,000
Office Lease
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		813,000	$ 388,000
Share Repurchase Forward Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		$ 58,400,000
Collateral required under share repurchase agreement, percentage of total purchase price		20.00%
Secured Debt | Hilli
Restricted Cash and Cash Equivalents Items [Line Items]
Maximum borrowing capacity		$ 700,000,000
Secured Debt | Line of Credit | $1.125 billion newbuild facility
Restricted Cash and Cash Equivalents Items [Line Items]
Maximum borrowing capacity		$ 1,125,000,000.000				$ 1,125,000,000.000